Jointly controlled and Significant Influence - Total (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jointly Controlled by Banco Santander	R$ 12,488,103	R$ 12,900,571	R$ 14,121,618
Jointly Controlled by Banco Santander	12,473,458	11,255,396	12,502,780
Jointly Controlled by Banco Santander	95,420	51,847	206,482
Banco RCI Brasil S.A.	11,147,493	11,620,304	13,452,716
Banco RCI Brasil S.A.	11,080,238	10,255,995	12,174,504
Banco RCI Brasil S.A.	157,462	99,951	263,851
Estruturadora Brasileira de Projetos S.A. - EBP	11,339	11,562	35,314
Estruturadora Brasileira de Projetos S.A. - EBP	11,476	39	311
Estruturadora Brasileira de Projetos S.A. - EBP	(136)	148	1,790
Gestora de Inteligencia de Credito	1,173,234	1,126,424	527,362
Gestora de Inteligencia de Credito	1,237,937	933,115	288,643
Gestora de Inteligencia de Credito	(74,136)	(45,410)	(56,769)
Santander Auto S.A.	156,037	71,807	36,361
Santander Auto S.A.	143,807	38,466	11,613
Santander Auto S.A.	12,230	(3,376)	(4,339)
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	3,055,130	2,952,308	2,873,140
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	2,824,094	1,692,770	1,628,364
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participacoes SA)	231,035	68,469	125,439
Webmotors S.A.	342,195	512,687	484,454
Webmotors S.A.	276,743	78,856	60,734
Webmotors S.A.	65,452	21,529	61,212
Tecnologia Bancaria S.A. - TECBAN	2,707,571	2,435,377	2,382,907
Tecnologia Bancaria S.A. - TECBAN	2,542,515	1,612,822	1,564,801
Tecnologia Bancaria S.A. - TECBAN	165,056	46,735	63,046
Hyundai Corretora de Seguros Ltda.	3,353	2,076	1,909
Hyundai Corretora de Seguros Ltda.	2,921	251	41
Hyundai Corretora de Seguros Ltda.	431	(43)	(132)
PSA Corretora de Seguros e Servicos Ltda.	2,011	2,168	3,870
PSA Corretora de Seguros e Servicos Ltda.	1,915	841	2,788
PSA Corretora de Seguros e Servicos Ltda.	96	247	1,313
Subsidiaries of Aymore CFI	14,871
Subsidiaries of Aymore CFI	17,548
Subsidiaries of Aymore CFI	(2,677)
Solutions 4 Fleet	14,871
Solutions 4 Fleet	17,548
Solutions 4 Fleet	(2,677)
Total	15,558,104	15,979,756	17,121,695
Total	15,315,100	12,977,558	14,160,370
Total	R$ 323,778	120,091	334,571
Norchem Participacoes e Consultoria S.A.		70,475	69,865
Norchem Participacoes e Consultoria S.A.		27,781	27,709
Norchem Participacoes e Consultoria S.A.		534	1,949
Significant Influence of Banco Santander		126,877	126,937
Significant Influence of Banco Santander		29,391	29,226
Significant Influence of Banco Santander		(225)	2,650
Norchem Holding e Negocios S.A.		126,877	126,937
Norchem Holding e Negocios S.A.		29,391	29,226
Norchem Holding e Negocios S.A.		R$ (225)	R$ 2,650